Note 15 - Earnings Per Share (Details Textual) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						0
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,121	1,805	999	1,976	1,828